FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Investments with Continuous Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 8,562	$ 22,914
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(56)	(153)
Investments with continuous unrealized losses losses for 12 months or greater, Fair value	23,022	81,309
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses	(158)	(1,930)
Total Investments with continuous unrealized losses, Fair value	31,584	104,223
Total Investments with continuous unrealized losses, Unrealized losses	(214)	(2,083)
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	8,562	19,716
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(56)	(140)
Investments with continuous unrealized losses losses for 12 months or greater, Fair value	23,022	79,609
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses	(158)	(1,889)
Total Investments with continuous unrealized losses, Fair value	31,584	99,325
Total Investments with continuous unrealized losses, Unrealized losses	(214)	(2,029)
Non-U.S government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value		963
Investments with continuous unrealized losses for less than 12 months, Unrealized losses
Investments with continuous unrealized losses losses for 12 months or greater, Fair value		1,460
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses		(33)
Total Investments with continuous unrealized losses, Fair value		2,423
Total Investments with continuous unrealized losses, Unrealized losses		(33)
Municipal bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value		2,235
Investments with continuous unrealized losses for less than 12 months, Unrealized losses		(13)
Investments with continuous unrealized losses losses for 12 months or greater, Fair value
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses
Total Investments with continuous unrealized losses, Fair value		2,235
Total Investments with continuous unrealized losses, Unrealized losses		(13)
Certificate of deposits [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value
Investments with continuous unrealized losses for less than 12 months, Unrealized losses
Investments with continuous unrealized losses losses for 12 months or greater, Fair value		240
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses		(8)
Total Investments with continuous unrealized losses, Fair value		240
Total Investments with continuous unrealized losses, Unrealized losses		$ (8)